Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 04, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 16, 2021
Related Party Transactions Details [Line Items]
Revenue, net		$ 5,075	$ 8,813
Construction in Progress, Cost Capitalized		800
Delta Air Lines I N C
Related Party Transactions Details [Line Items]
Revenue, net		100	$ 0
Palantir Technologies | Software
Related Party Transactions Details [Line Items]
Finite-Lived Intangible Asset, Useful Life	6 years
Capitalized Computer Software, Net	$ 42,000
Service expenses	$ 2,200
Prepaid expense		$ 3,600
Zepto
Related Party Transactions Details [Line Items]
Ownership percentage		79.00%
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value				$ 200
Chief Legal Officer | Zepto
Related Party Transactions Details [Line Items]
Participating Ownership Holding Percentage		21.00%